Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Related Party Transactions [Abstract]
Receivable from related parties	$ 66	$ 50
Net sales to related parties	879	854	$ 836
Purchases from related parties	134	63	$ 60
Payable to related parties	$ 11	$ 14